Bank Borrowings - Schedule of Maturities of Bank Borrowings (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Bank Borrowings
Not later than 1 year		$ 26,923,000
Between 1 to 3 years	$ 360,000
Between 3 to 4 years	839,000
Between 4 to 5 years	1,079,000
Later than 5 years	15,826,000
Bank borrowings	18,104,000	26,923,000
Unutilized bank borrowing facilities	$ 140,289,000	$ 157,430,000